Condensed Interim Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Profit or loss [abstract]
Revenues from sale of products	$ 1,669	$ 2,527	$ 2,771	$ 5,045	$ 9,613
Revenues from development services	2,777	3,023	5,866	5,963	12,372
Revenues from license agreements	222	507	438	896	1,778
Total revenues	4,668	6,057	9,075	11,904	23,763
Cost of revenues from sale of products	1,148	1,311	1,539	2,451	4,983
Cost of revenues from development services	2,391	2,365	4,932	4,638	9,907
Cost of revenues from license agreements	16	20	31	38	102
Total cost of revenues	3,555	3,696	6,502	7,127	14,992
Gross profit	1,113	2,361	2,573	4,777	8,771
Research and development	2,191	2,656	4,599	4,898	10,256
Selling and marketing	935	854	1,854	1,676	3,388
General and administrative	1,352	1,746	2,769	3,019	6,348
Other expenses	309	0	309	0	0
Total operating expenses	4,787	5,256	9,531	9,593	19,992
Operating loss	(3,674)	(2,895)	(6,958)	(4,816)	(11,221)
Financial income	11	118	11	11	11
Financial expenses	(687)	(399)	(988)	(1,222)	(2,314)
Financing expenses, net	(676)	(281)	(977)	(1,211)	(2,303)
Loss before taxes on income	(4,350)	(3,176)	(7,935)	(6,027)	(13,524)
Taxes on income	(4)	(19)	(8)	(19)	(27)
Net loss	(4,354)	(3,195)	(7,943)	(6,046)	(13,551)
Other comprehensive income (loss):
Foreign currency translation adjustments	17	(3)	22	8	21
Total comprehensive loss	$ (4,337)	$ (3,198)	$ (7,921)	$ (6,038)	$ (13,530)
Basic and diluted net loss per share - USD	$ (0.13)	$ (0.12)	$ (0.26)	$ (0.22)	$ (0.5)
Number of shares used in calculating basic and diluted net loss per share	33,140	27,241	31,079	27,241	27,244